EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2018	2017
Plan assets - Defined contribution pension plan	17,952	1,149
Total assets	17,952	1,149

Actuarial liabilities - Defined benefit pension plan	1,057,846	1,084,758
Acturial liabilities - Post-employment health care benefit	272,369	316,230
Retirement and termination benefit liabilities	26,502	23,876
Total liabilities	1,356,717	1,424,864

Current	157	253
Non-current	1,356,560	1,424,611

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(14,689)	10,346

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2018	2017	2016
Cost of current service	60,803	60,595	57,619
Interest expense	82,513	90,381	199,389
Return on plan assets	(59,692)	(64,128)	(186,856)
Past service cost	7,065	1,082	2,788
Settlement	3,220	(566)	609
Interest cost on unrecoverable surplus	20,023	21,211	22,916
Net pension cost	113,932	108,575	96,465

Schedule of reconciliations of assets and liabilities of benefit plans

	2018	2017
Present value of defined benefit obligation	(4,391,251)	(4,314,592)
Fair value of plan assets	3,568,934	3,456,613
Asset ceiling restrictions on recognition of net funded assets	(235,532)	(226,779)
Net	(1,057,849)	(1,084,758)

Plan assets	—	—
Defined benefit obligation	(1,057,849)	(1,084,758)

Schedule of variation of plan obligations and assets

	2018	2017	2016
Variation of the plan obligations
Obligation at the begining of the year	4,314,592	4,174,653	4,739,299
Cost of service	60,803	60,595	57,619
Interest expense	188,729	195,557	199,389
Payments of the benefits	(318,198)	(335,471)	(317,505)
Past service cost	7,065	1,082	2,788
Supplementary amounts of the plan	17,078	—	—
Settlement	(61,369)	(52,035)	609
Acturial remeasurements	(370,083)	235,549	186,905
Liabilities held for sale	—	(101,794)	—
Exchange Variance	552,634	136,456	(694,451)
Obligation at the end of the year	4,391,251	4,314,592	4,174,653

	2018	2017	2016
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,456,613	3,292,890	3,865,411
Return of the plan assets	165,908	169,304	186,857
Contributions from sponsors	197,828	111,450	(47,574)
Settlement	(64,868)	(51,469)	(6,710)
Payments of benefits	(318,198)	(335,471)	(317,505)
Remeasurement	(253,301)	232,214	109,153
Assets held for sale	—	(73,127)	—
Exchange Variance	384,952	110,822	(496,742)
Fair value of plan assets at the end of the year	3,568,934	3,456,613	3,292,890

Summary of actuarial gains and losses recognized in other comprehensive income

	2018	2017	2016
Remeasurements	253,301	(232,214)	(109,153)
Actuarial Remeasurements	(370,083)	235,549	186,905
Restriction recognized in Other Comprehensive Income	(43,197)	(1,696)	3,065
Remeasurements recognized in Other Comprehensive Income	(159,979)	1,639	80,817

Summary of historical actuarial remeasurements

	2018	2017	2016	2015	2014
Present value of defined benefit obligation	(4,391,251)	(4,314,592)	(4,174,653)	(4,739,299)	(3,791,670)
Fair value of the plan assets	3,568,934	3,456,613	3,292,890	3,865,411	3,319,133
Surplus (Deficit)	(822,317)	(857,979)	(881,763)	(873,888)	(472,537)
Experience adjustments on plan liabilities (Gain)	(370,083)	235,549	186,905	(202,749)	466,829
Experience adjustments on plan assets (Gain)	253,301	(232,214)	(109,153)	235,275	(69,748)

Summary of allocation for plan assets

	2018
	Brazilian Plans	American Plans
Fixed income	98.0%	58.1%
Variable income	—	36.5%
Others	2.0%	5.4%
Total	100.0%	100.0%

	2017
	Brazilian Plans	American Plans
Fixed income	98.0%	48.3%
Variable income	—	45.0%
Others	2.0%	6.7%
Total	100.0%	100.0%

Summary of assumptions

	2018
	Brazilian Plan	North America Plan
Average discount rate	9.10%	3.50% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2018
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2018
Rate of rotation	Based on plan background	Based on age and/or the service

	2017
	Brazilian Plan	North America Plan
Average discount rate	9.84%	3.25% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2017
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2017
Rate of rotation	Based on plan background	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	2,051	(1,612)
Effect over benefit plan obligations	27,517	(22,743)

Schedule of current expenses of benefit plans

	2018	2017	2016
Current service cost	4,144	4,441	4,481
Interests expense	11,082	12,162	15,494
Past service cost	(40,740)	5,769	(75,787)
Net cost pension benefit	(25,514)	22,372	(55,812)

Schedule of reconciliations of assets and liabilities of benefit plans

	2018	2017
Present value of obligations	(272,959)	(316,364)
Total net liabilities	(272,959)	(316,364)

Schedule of variation of plan obligations and assets

	2018	2017	2016
Change in benefit obligation
Benefit obligation at beginning of the year	316,364	305,447	446,842
Cost of service	4,144	4,441	4,481
Interest expense	11,082	12,162	15,494
Past service cost	(40,740)	5,769	(75,787)
Contributions from participants	1,496	1,556	2,212
Payment of benefits	(18,655)	(14,230)	(14,799)
Remeasurements	(40,841)	(14,452)	(3,673)
Exchange variations	40,109	15,671	(69,323)
Benefit obligation at the end of the year	272,959	316,364	305,447

	2018	2017	2016
Change in plan assets
Contributions from sponsors	17,159	12,572	12,463
Contributions from participants	1,496	1,556	2,212
Payments of benefits	(18,655)	(14,128)	(14,675)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2018	2017	2016
Losses on actuarial obligation	(40,841)	(14,452)	(3,673)
Actuarial losses recognized in Equity	(40,841)	(14,452)	(3,673)

Summary of historical actuarial remeasurements

	2018	2017	2016	2015	2014
Present value of defined benefit obligation	(272,959)	(316,364)	(305,447)	(446,843)	(351,538)
Deficit	(272,959)	(316,364)	(305,447)	(446,843)	(351,538)
Experience adjustments on plan liabilities	(40,841)	(14,452)	(3,673)	(45,884)	42,345

Summary of assumptions

	2018	2017
Average discount rate	3.75% - 4.25%	3.25% - 3.50%
Health treatment - rate assumed next year	6.60% - 6.75%	6.88% - 7.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2026 to 2041	4.00% - 4.40%	4.00% - 4.50%